Accounts receivable, net (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts receivable, net
Trade receivables	$ 2,772,418	$ 2,595,978	$ 2,523,950
Allowance for doubtful accounts	(68,360)	(72,886)	(79,937)	$ (96,900)
Income tax receivable	190,110	187,912	114,935
Recoverable value-added tax and other recoverable taxes	1,471,851	1,156,106	927,406
Trade and other current receivables	$ 4,366,019	$ 3,867,110	$ 3,486,354